Borrowings - Movement (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about borrowings [abstract]
Beginning balance	R$ 1,225,570	R$ 965,475	R$ 710,552
Proceeds from borrowings	874,383	2,565,490	1,449,445
Repayment of principal amount	(1,070,256)	(2,368,806)	(1,456,017)
Accrued interest	177,573	226,755	319,557
Borrowings from acquired companies		61,793	25,756
Foreign exchange differences	1,409	17,215
Exchange rate translation	(4,734)	(786)	11,921
Interest payment	(184,646)	(241,566)	(95,739)
Ending balance	R$ 1,019,299	R$ 1,225,570	R$ 965,475